Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information
Entity Registrant Name	TRANSCANADA PIPELINES LTD
Entity Central Index Key	0000099070
Document Type	40-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	708,563,076
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY